Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2016
Other Non-Current Liabilities
8. Other Non-Current Liabilities

	December 31,	December 31,
	2016	2015
	(in thousands)

Defined benefit pension obligations, net (note 9)	8,952	7,189
Other non-current liabilities*	14,800	5,035

	$23,752	$12,224
*An amount of $6.0 million is included within other non-current liabilities in respect of contingent consideration for the acquisition of ClinicalRM. See note 4 (a).